Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
Shareholders' Equity

22.Shareholders’ equity

Authorized capital

At December 31, 2010, the Company was authorized to issue a maximum of 400,000 shares, consisting of 240,000 class A shares and 160,000 class B shares with a par value of $1,000 each.

On February 22, 2011, effective as of March 8, 2011, the Company increased the maximum number of shares it is authorized to issue to an unlimited number of shares of no par value each.

On March 16, 2011, the Company limited the maximum number of shares it is authorized to issue to 500,000,000, consisting of 420,000,000 Class A shares and 80,000,000 Class B shares of no par value each.

22.Shareholders’ equity (continued)

Issued and outstanding capital

At December 31, 2010, the Company had issued and outstanding 234,000 class A shares and 156,000 class B shares, with a total value $377,546.

On March 14, 2011, the Company’s Board of Directors approved a 620.21-for-1.00 stock split of the outstanding shares in order to reduce the unit price per share and improve its marketability in connection with the initial public offering. As a result of the stock split, the Company distributed 241,492,966 additional shares to its existing shareholders on a pro-rata basis. After the stock split, the issued and outstanding shares increased to 241,882,966, consisting of 145,129,780 class A shares and 96,753,186 class B shares with no par value. Immediately after the stock split and effective as of March 16, 2011, the Company’s Board of Directors approved the redemption of 41,882,966 shares (25,129,780 class A shares and 16,753,186 class B shares) in connection with the split-off the Axis business described in Note 23.

On April 14, 2011, the Company went public through an initial public offering of its Class A shares in the New York Stock Exchange. As a result of the offering, the Company issued 9,529,412 Class A shares at a price of $17.00 per share. Net proceeds from the offering totaled $152,281.

As a result, at December 31, 2011 and 2012, the Company had 209,529,412 shares issued and outstanding with no par value, consisting of 129,529,412 class A shares and 80,000,000 class B shares.

During fiscal year 2013, the Company issued 338,014 Class A shares in connection with the partial vesting of restricted share units under the 2011 Equity Incentive Plan. Therefore, at December 31, 2013 the Company had 209,867,426 shares issued and outstanding with no par value, consisting of 129,867,426 Class A shares and 80,000,000 Class B shares.

Rights, privileges and obligations

Holders of Class A shares are entitled to one vote per share and holders of Class B shares are entitled to five votes per share. Except with respect to voting, the rights, privileges and obligations of the Class A shares and Class B shares are pari passu in all respects, including with respect to dividends and rights upon liquidation of the Company.

Distribution of dividends

The Company can only make distributions to the extent that immediately following the distribution, its assets exceed its liabilities and the Company is able to pay its debts as they become due.

During fiscal years 2013, 2012 and 2011, the Company declared dividend distributions totaling $50,036,  $50,036 and $50,027, respectively. One installment of the 2013 distribution amounting to $12,509 was pending of payment at year-end.

22.Shareholders’ equity (continued)

Accumulated Other Comprehensive Losses, net of tax

The following table sets forth information with respect to the components of “Accumulated other comprehensive losses” as of December 31, 2013 and their related activity during the three-years in the period then ended:

	Foreign currency translation	Unrealized results on cash flow hedges	Unrecognized prior service cost of post-employment benefits	Total Accumulated other comprehensive income (loss)
Balances at December 31, 2010	(98,035)	(629)	-	(98,664)
Other comprehensive losses before reclassifications	(50,307)	131	-	(50,176)
Net losses reclassified from accumulated other comprehensive losses to net income (i)	-	451	-	451
Net current-period other comprehensive (losses) income	(50,307)	582	-	(49,725)
Balances at December 31, 2011	(148,342)	(47)	-	(148,389)
Other comprehensive losses before reclassifications	(8,125)	(4,195)	(1,213)	(12,320)
Net losses reclassified from accumulated other comprehensive losses to net income (ii)	-	3,101	-	1,888
Net current-period other comprehensive (losses) income	(8,125)	(1,094)	(1,213)	(10,432)
Balances at December 31, 2012	(156,467)	(1,141)	(1,213)	(158,821)
Other comprehensive losses before reclassifications	(60,669)	537	-	(60,132)
Net losses reclassified from accumulated other comprehensive losses to net income (iii)	-	(164)	382	218
Net current-period other comprehensive (losses) income	(60,669)	373	382	(59,914)
Balances at December 31, 2013	(217,136)	(768)	(831)	(218,735)

(i) The net losses reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $451 are disclosed in the consolidated statement of income within “Food and paper”.

(ii) The net losses reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $3,101 are disclosed in the consolidated statement of income as follows: a $949 loss within “Food and paper”; a $3,314 loss within “Foreign currency exchange results” and a $1,162 gain within “Net interest expense”. The net gains reclassified from “Accumulated other comprehensive losses” to net income related to post-employment benefits amounting to $1,213 are disclosed in the consolidated statement of income as follows: $399 within “Payroll and employee benefits”; $88 within “General and administrative expense” and $1,350 within “Other operating expense, net”. These charges are disclosed net of a gain of $624 of “income taxes expense”.

(iii) The net gains reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $164 are disclosed in the consolidated statement of income as follows: a $628 gain within “Food and paper”; a $921 loss within “Foreign currency exchange results” and a $457 gain within “Net interest expense”. The net losses reclassified from “Accumulated other comprehensive losses” to net income related to post-employment benefits amounting to $382 are disclosed in the consolidated statement of income as follows: $397 within “Payroll and employee benefits”; $82 within “General and administrative expense”; $75 within “Other operating expense, net” and a $25 in accrued payroll and other liabilities. These charges are disclosed net of a gain of $197 gain in “Income tax expense”.